Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value of underlying common stock		$ 6.62
Fair Value Assumptions Volatility Rate		38.00%
Traded price stock with marketability discount	25.00%	25.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate		1.43%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate		1.71%